SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2011
SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE I – SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2011

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$5,966	$6,315	$6,315
States, municipalities and political subdivisions	13,634	14,241	14,241
Foreign governments	1,866	2,081	2,081
Public utilities	7,175	7,855	7,855
Convertibles and bonds with warrants attached	696	551	551
All other corporate bonds	33,346	35,175	35,175
Asset-backed securities	4,180	3,966	3,966
Residential mortgage-backed securities	4,532	4,121	4,121
Commercial mortgage-backed securities	1,962	1,784	1,784
Redeemable preferred stocks	22	24	24

Total fixed maturities	73,379	$76,113	76,113

Equity securities:
Common stocks:
Public utilities	82	$92	92
Banks, trusts and insurance companies	380	360	360
Industrial, miscellaneous and all other	3,654	3,809	3,809
Nonredeemable preferred stocks	87	102	102

Total equity securities	4,203	$4,363	4,363

Mortgage loans on real estate	7,139	$7,350	7,139

Real estate acquired in satisfaction of debt	77		77
Policy loans	1,151		1,151
Derivative instruments	173	$168	168

Limited partnership interests	4,697		4,697
Other long-term investments	619		619
Short-term investments	1,291	$1,291	1,291

Total investments	$92,729		$95,618